Share-Based Payments (Details) - Schedule of summary of options granted and on issue	12 Months Ended
	Mar. 31, 2022 $ / shares shares	Aug. 24, 2022 $ / shares	Aug. 24, 2022 $ / shares
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Exercise price (in Dollars per share) | (per share)		$ 7.36	$ 5
Balance at the start of the year	31,231,701
Granted	7,503,678
Exercised
Forfeited	(5,770,000)
Expired	(3,350,000)
Balance at the end of the year	29,615,379
Grant date 27/04/2017 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	27/04/2022
Exercise price (in Dollars per share) | $ / shares	$ 0.2
Balance at the start of the year	1,850,000
Granted
Exercised
Forfeited
Expired	(1,850,000)
Balance at the end of the year
Grant date 20/10/2016 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	20/10/2026
Exercise price (in Dollars per share) | $ / shares	$ 0.12
Balance at the start of the year	614,090
Granted
Exercised
Forfeited
Expired
Balance at the end of the year	614,090
Grant date 05/11/2015 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	05/11/2025
Exercise price (in Dollars per share) | $ / shares	$ 0.12
Balance at the start of the year	767,611
Granted
Exercised
Forfeited
Expired
Balance at the end of the year	767,611
Grant date 17/04/2018 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	16/04/2023
Exercise price (in Dollars per share) | $ / shares	$ 0.15
Balance at the start of the year	2,200,000
Granted
Exercised
Forfeited	(400,000)
Expired
Balance at the end of the year	1,800,000
Grant date 30/05/2018 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	29/05/2024
Exercise price (in Dollars per share) | $ / shares	$ 0.15
Balance at the start of the year	400,000
Granted
Exercised
Forfeited
Expired
Balance at the end of the year	400,000
Grant date 30/05/2019 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	25/06/2025
Exercise price (in Dollars per share) | $ / shares	$ 0.15
Balance at the start of the year	3,000,000
Granted
Exercised
Forfeited
Expired
Balance at the end of the year	3,000,000
Grant date 05/08/2019 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	05/08/2022
Exercise price (in Dollars per share) | $ / shares	$ 0.15
Balance at the start of the year	1,500,000
Granted
Exercised
Forfeited
Expired	(1,500,000)
Balance at the end of the year
Grant date 29/12/2020 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	29/12/2025
Exercise price (in Dollars per share) | $ / shares	$ 0.08
Balance at the start of the year	9,400,000
Granted
Exercised
Forfeited	(4,280,000)
Expired
Balance at the end of the year	5,120,000
Grant date 15/07/2021 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	15/07/2026
Exercise price (in Dollars per share) | $ / shares	$ 0.08
Balance at the start of the year	11,500,000
Granted
Exercised
Forfeited
Expired
Balance at the end of the year	11,500,000
Grant date 13/04/2022 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	13/04/2027
Exercise price (in Dollars per share) | $ / shares	$ 0.08
Balance at the start of the year
Granted	400,000
Exercised
Forfeited
Expired
Balance at the end of the year	400,000
Grant date 13/04/2022 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	13/04/2027
Exercise price (in Dollars per share) | $ / shares	$ 0.07
Balance at the start of the year
Granted	573,678
Exercised
Forfeited
Expired
Balance at the end of the year	573,678
Grant date 13/04/2022 [Member]
Share-Based Payments (Details) - Schedule of summary of options granted and on issue [Line Items]
Expiry date	13/04/2027
Exercise price (in Dollars per share) | $ / shares	$ 0.05
Balance at the start of the year
Granted	6,530,000
Exercised
Forfeited	(1,090,000)
Expired
Balance at the end of the year	5,440,000